Group cash flow statement (Parenthetical) - USD ($) $ in Millions			6 Months Ended
		Mar. 07, 2023	Jun. 30, 2023	Jun. 30, 2022
Cash flows from consolidated operations
Profit after tax for the period (comparative restated)			$ 4,947	$ 9,448	[1]
Adjustments for:
– Taxation (comparative restated)			1,983	2,867
– Finance items			748	359
– Share of profit after tax of equity accounted units			(431)	(468)
– Impairment charges			1,175	0
– Depreciation and amortisation			2,485	2,459
– Provisions (including exchange differences on provisions)			63	496
Utilisation of other provisions			(44)	(51)
Utilisation of provisions for close-down and restoration			(333)	(256)
Utilisation of provisions for post-retirement benefits and other employment costs			(115)	(122)
Change in inventories			(293)	(582)
Change in receivables and other assets			(6)	(128)
Change in trade and other payables			(628)	267
Other items	[2]		(116)	(377)
Cash flows from consolidated operations	[3]		9,435	13,912
Purchases of financial assets			16	66
Not Designated As Hedging Instrument
Adjustments for:
Adjustments for gains (losses) on change in fair value of derivatives			32	(242)
Rio Tinto Finance USA Limited Bonds Five Percent Coupon
Adjustments for:
Notional amount		$ 650
Borrowings, interest rate		5.00%
Rio Tinto Finance USA Limited Bonds Five Percent Coupon | Fixed interest rate
Adjustments for:
Borrowings term		10 years
Rio Tinto Finance USA Limited Bonds Five Point One Two Five Percent Coupon
Adjustments for:
Notional amount		$ 1,100
Borrowings, interest rate		5.125%
Rio Tinto Finance USA Limited Bonds Five Point One Two Five Percent Coupon | Fixed interest rate
Adjustments for:
Borrowings term		30 years
Fixed Income Instruments
Adjustments for:
Purchases of financial assets			$ 801	$ 51

[1]	Comparative information has been restated to reflect the adoption of narrow scope amendments to IAS12 'Income Taxes', refer to note 2 for details.
[2]	Other items includes recognition of realised gains of US$32 million on currency forwards not designated as hedges (30 June 2022: realised losses US$242 million).
[3]

(a) Cash flows from consolidated operations

Profit after tax for the period (comparative restated)	2	4,947	9,448
Adjustments for:
– Taxation (comparative restated)	2, 6	1,983	2,867
– Finance items		748	359
– Share of profit after tax of equity accounted units		(431)	(468)
– Impairment charges	5	1,175	—
– Depreciation and amortisation		2,485	2,459
– Provisions (including exchange differences on provisions)	9	63	496
Utilisation of other provisions	9	(44)	(51)
Utilisation of provisions for close-down and restoration	9	(333)	(256)
Utilisation of provisions for post-retirement benefits and other employment costs	9	(115)	(122)
Change in inventories		(293)	(582)
Change in receivables and other assets		(6)	(128)
Change in trade and other payables		(628)	267
Other items(d)		(116)	(377)
		9,435	13,912